COMBINED BALANCE SHEET (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Allowance and reserves of accounts receivable	$ 24,148	$ 18,136